SUMMARY OF INVENTORIES (Details) - USD ($)	Nov. 30, 2023	Aug. 31, 2023	Aug. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	$ 296,717	$ 329,420	$ 385,102
Raw materials and supplies	157,704	138,869	162,820
Work in progress	230,585	162,189	71,074
Total inventory on hand	$ 685,006	$ 630,478	$ 618,996